Unit-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate value of units issued	$ 1,500,000	$ 1,100,000
Restricted unit-based compensation granted to Partnership's employee (in units)	132,582	32,054
Restricted units, vesting period					3 years
Restricted units, vested (in units)			0	0	20,808	13,783
Restricted units, vested in period, fair value			$ 0	$ 0	$ 800,000	$ 600,000
Restricted units expense			$ 100,000	$ 100,000	$ 1,200,000	$ 1,100,000
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units granted (in units)	32,723
Aggregate value of units issued	$ 400,000